Supplement dated May 28, 2019 to the following:

Spinnaker® Variable Annuity Prospectus dated May 1, 2019 as supplemented
Spinnaker® Advisor Variable Annuity Prospectus dated May 1, 2011 as supplemented
Spinnaker® Choice Variable Annuity Prospectus dated May 1, 2008 as supplemented
Spinnaker® Plus Variable Annuity Prospectus dated December 1, 2004 as supplemented
Premier Accumulation Life® Prospectus dated May 1, 2007 as supplemented

On or about June 3, 2019, the Dreyfus Family of Funds will be rebranded to align with the BNY Mellon Investment Management brand. Accordingly, the following portfolios will undergo name changes on or about June 3, 2019. All references to the Old Fund Name listed below in the above referenced prospectuses will be replaced with the New Fund Name.

Old Fund Name	New Fund Name
Dreyfus Investment Portfolios, MidCap Stock Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio
Dreyfus Investment Portfolios, Technology Growth Portfolio	BNY Mellon Investment Portfolios, Technology Growth Portfolio
Dreyfus Stock Index Fund, Inc.	BNY Mellon Stock Index Fund, Inc.
Dreyfus Variable Investment Fund, Appreciation Portfolio	BNY Mellon Variable Investment Fund, Appreciation Portfolio
Dreyfus Variable Investment Fund, Quality Bond Portfolio	BNY Mellon Variable Investment Fund, Quality Bond Portfolio
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.